Leases - Types of lease assets under operating leases (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Leases [Line Items]
Cost		¥ 18,200	¥ 7,748
Accumulated depreciation		(1,668)	(2,679)
Net carrying amount		16,532	5,069
Real estate [Member]
Leases [Line Items]
Cost	[1]	3,090	3,093
Accumulated depreciation	[1]	(1,612)	(1,502)
Net carrying amount	[1]	1,478	1,591
Aircraft [Member]
Leases [Line Items]
Cost		15,110	4,655
Accumulated depreciation		(56)	(1,177)
Net carrying amount		¥ 15,054	¥ 3,478

[1]	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate space utilized by Nomura.